Stockholders’ Equity (Tables)	12 Months Ended
Dec. 31, 2025
Stockholders’ Equity [Abstract]
Schedule of Stock Option Activities

Stock option activities for the years ended December 31, 2025 and 2024 are summarized as follows:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Balance Outstanding, December 31, 2023	28,850	$7.28	5.31	$8,610
Expired	(6,000)	0.005	-	-
Balance Outstanding, December 31, 2024	22,850	9.19	5.56	-
Granted	500,000	0.46	-	-
Balance Outstanding, December 31, 2025	522,850	$0.84	5.43	$-
Exercisable, December 31, 2025	46,183	$4.91	7.14	$-

Schedule of Warrant Activities

Warrant activities for the years ended December 31, 2025 and 2024 are summarized as follows:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Balance Outstanding, December 31, 2023	404,580	$14.05	2.3	$-
Granted	1,841,187	2.38	-	-
Exercised	(34,037)	0.0001	-	-
Balance Outstanding, December 31, 2024	2,211,730	4.55	3.9	-
Granted	10,598,106	0.62	-	-
Cancelled	(66,667)	15.00	-	-
Exercised	(2,503,338)	0.45	-	-
Balance Outstanding, December 31, 2025	10,239,831	$1.41	3.4	$-
Exercisable, December 31, 2025	10,239,831	$1.41	3.4	$-